14. Financial assets and liabilities (Details 6) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	$ 62,490,147	$ 66,821,464
Financial assets, fair value	62,490,147	66,821,464
Financial liabilities, carrying amount	50,969,328	52,704,336
Financial liabilities, fair value	50,969,328	52,704,336
Other Loans and Borrowings
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities, carrying amount	50,969,328	52,704,336
Financial liabilities, fair value	50,969,328	52,704,336
Trade and Other Receivables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	48,135,140	54,306,604
Financial assets, fair value	48,135,140	54,306,604
Other Financial Assets
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	14,076,309	10,481,099
Financial assets, fair value	14,076,309	10,481,099
Cash and Cash Equivalents
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	278,698	2,033,761
Financial assets, fair value	$ 278,698	$ 2,033,761